Income tax incurred and deferred: (Details 3) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax asset::
Net deferred tax assets	$ 303,612	$ 301,749
Deferred income tax payable:
Net Deferred Income tax Payable	(3,385,280)	(3,335,679)
Net Deferred income tax liability	(3,081,668)	(3,033,930)
Temporary differences [member]
Deferred income tax asset::
Net deferred tax assets	53,121	48,439
Fair Value of Long term Debt [Member]
Deferred income tax asset::
Net deferred tax assets	213,617	208,394
Allowance for doubtful accounts [member]
Deferred income tax asset::
Net deferred tax assets	36,874	44,916
Fixed and intangible assets [Member]
Deferred income tax payable:
Net Deferred Income tax Payable	(3,139,757)	(2,900,893)
Temporary assets [Member]
Deferred income tax payable:
Net Deferred Income tax Payable	(244,502)	(433,411)
Amortization of expenses [Member]
Deferred income tax payable:
Net Deferred Income tax Payable	$ (1,021)	$ (1,375)